Submission	Oct. 03, 2025
Submission [Line Items]
Central Index Key	0002040807
Registrant Name	Metsera, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A